Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities
Non-current obligations	€ 853,667	€ 831,417
Senior secured debt, non-current	4,849,882	3,728,695
Other loans, non-current	169,214	114,898
Finance lease liabilities, non-current	5,415	6,086
Other non-current financial liabilities	23,637	30,975
Total non-current financial liabilities	5,901,815	4,712,071
Current obligations	95,538	95,524
Senior secured debt, current	4,057	81,273
Other loans, current	29,527	23,288
Finance lease liabilities, current	3,945	3,859
Other current financial liabilities	22,003	26,121
Total current financial liabilities	€ 155,070	€ 230,065